Right-of-Use Assets (Details)		12 Months Ended
	Jan. 01, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)
Right-of-Use Assets [Line Items]
Monthly rent		$ 7,831		$ 6,926
Lease payment		113,782		300,000
Amortization		153,726		$ 118,049
Impairment los		$ 137,785
Office Lease [Member]
Right-of-Use Assets [Line Items]
Monthly rent	$ 12,000
Term of lease	2 years
Lease Agreement [Member]
Right-of-Use Assets [Line Items]
Term of lease		10 years	10 years
Lease payment			$ 6,500
Lease Agreements One [Member]
Right-of-Use Assets [Line Items]
Term of lease		10 years	10 years
Lease payment			$ 4,000
Lease Agreements Two [Member]
Right-of-Use Assets [Line Items]
Term of lease		5 years	5 years
Lease payment			$ 5,000